July 3, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	John Hancock Investment Trust (the “Trust”):
Form N-14 for the Reorganization of Robeco Boston Partners International Equity Fund into John Hancock Disciplined Value International Fund

Ladies and Gentlemen:

On behalf of the Trust, transmitted herewith please find the Registration Statement on Form N-14, including the Notice of Special Meeting of Shareholders, Combined Proxy Statement/Prospectus, Statement of Additional Information, Form of Proxy Card, and relevant exhibits, with respect to the acquisition of assets of Robeco Boston Partners International Equity Fund, a series of The RBB Fund, Inc., for shares of John Hancock Disciplined Value International Fund, a series of the Trust. Pursuant to Rule 488 under the Securities Act of 1933, the Registration Statement for the Trust on Form N-14 filed herewith is expected to become automatically effective on August 4, 2014.

This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Trust.

If you have any questions or comments concerning the foregoing, please call me at (617) 951-9068, George P. Attisano at (617) 261-3240 or Nicholas J. Kolokithas of John Hancock at (617) 663-4324.

Sincerely,

/s/ Trayne S. Wheeler

Trayne S. Wheeler